Consolidated Statements of Comprehensive (Loss) Income (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
COMPREHENSIVE (LOSS) INCOME, NET OF TAX
Net (loss) income	$ (19,035)	$ 6,803
Unrealized gain from marketable securities	95	437
Foreign currency translation (losses) gains	(104)	75
Other comprehensive (loss) income	(9)	512
Comprehensive (loss) income	(19,044)	7,315
Comprehensive (loss) income attributable to stockholders of Frontline Ltd.	(18,764)	7,687
Comprehensive loss attributable to noncontrolling interest	$ (280)	$ (372)